Condensed Consolidated Interim Statements of Cash Flows - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Operating activities
Net loss for the period / year	$ (4,832,989)	$ (2,464,747)	$ (1,927,197)	$ (1,428,555)	$ (1,451,769)	$ (937,059)
Adjustment for items not affecting cash
Depreciation of equipment	42,892	34,036	34,116	1,349	1,772	2,330
Interest		0		0	19,223	0
Imputed interest	0	27,677	30,711	55,647	101,985	7,282
Share compensation expense	1,695,919	112,573	70,679	0	0	0
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(3,094,178)	(2,290,461)	(1,791,691)	(1,371,559)	(1,328,789)	(810,255)
Changes in non-cash working capital items
Prepaid expenses and other receivables	(46,829)	420,709	(258,603)	393,900	(182,783)	(281,604)
Due from related parties	5,439		(141,616)
Accounts payable	(178,231)	195,427	130,231	116,122	41,261	25,195
Accrued liabilities	(36,551)	34,847	(225,915)	70,407	124,221	(11,238)
Net cash used in operating activities	(3,350,350)	(1,639,478)	(2,287,594)	(791,130)	(1,346,090)	(1,077,901)
Investing activities
Acquisition of equipment	(63,482)	(109,316)	(104,781)	(4,557)	0	(8,695)
Provision of a loan receivable	(300,000)		0
Net cash used in investing activities	(363,482)	(109,316)	(104,781)	(4,557)	0	(8,695)
Financing activities
Proceeds from issuance of shares, net of issue costs	11,341,397	2,604,453	2,656,097	88,991	147,837	1,393,551
(Repayment of) proceeds from loans payable		(733,293)		482,050	810,553	0
Proceeds from exercise of stock options	0	228,875	228,875	0	0	0
(Repayment of) proceeds from loans from related parties	0	(111,357)	(200,263)	84,107	184,594	(117,946)
Net cash provided by financing activities	11,341,397	1,988,678	2,684,709	655,148	1,142,984	1,275,605
Effects of foreign currency exchange rate changes	21,129	(33,433)	(6,651)	23,706	(26,652)	29,288
Net increase (decrease) in cash and cash equivalents for the period	7,648,694	206,451	285,683	(116,833)	(229,758)	218,297
Cash and cash equivalents, beginning of period / year	209,933	3,482	119,557	233,240	233,240	14,943
Cash and cash equivalents, end of period / year	7,858,627	209,933	405,240	119,557	3,482	233,240
Supplemental information:
Issuance of shares on conversion of loans	$ 500,000	239,746	$ 239,746	0	0	0
Interest paid		$ 0		$ 0	$ 9,406	$ 0